Leases (Details Narrative) - USD ($) $ in Thousands	Sep. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Right of use asset - leases	$ 3,310	$ 4,888
Operating lease, liability	3,341	4,980
Accounting Standards Update201602 [Member]
Right of use asset - leases	3,310	4,888
Operating lease, liability	$ 3,341	$ 4,980